Income Taxes, Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
U.S. source gross transportation income tax	$ 113,915	$ 177,794	$ 388,669